Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Fund:

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%
Fee Waiver or Expense Reimbursement[3]	-0.10%	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	0.74%	1.49%	1.49%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 2%, 1%.

2	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$552	$789	$953	$1,676
Class C Shares	$152	$489	$853	$1,878

 You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$152	$489	$853	$1,676
Class C Shares	$152	$489	$853	$1,878

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R Shares Prospectus (the “Prospectus”), dated February 1, 2014:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Institutional Shares of the Fund:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.49%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” in the Prospectus with respect to the Institutional Shares of the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$175	$316	$725

Effective immediately, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Class R Shares of the Fund:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.99%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Class R Shares Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$101	$333	$588	$1,317

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

Class A, B and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Fund:

Annual Fund Operating Expenses[2] (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%
Fee Waiver or Expense Reimbursement[3]	-0.10%	-0.10%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2,3]	0.74%	1.49%	1.49%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 2%, 1%.

2	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

3	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$552	$789	$953	$1,676
Class C Shares	$152	$489	$853	$1,878

 You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$646	$815	$1,002	$1,541
Class B Shares	$152	$489	$853	$1,676
Class C Shares	$152	$489	$853	$1,878

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 2%, 1%.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitations on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Class A, B and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 646
3 Years	rr_ExpenseExampleYear03	815
5 Years	rr_ExpenseExampleYear05	1,002
10 Years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	646
3 Years	rr_ExpenseExampleNoRedemptionYear03	815
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,541
Class A, B and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	552
3 Years	rr_ExpenseExampleYear03	789
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,676
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	853
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,676
Class A, B and C Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[1],[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	853
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R Shares Prospectus (the “Prospectus”), dated February 1, 2014:

Effective immediately, the management fee paid by the Sterling Capital Total Return Bond Fund (the “Fund”) will be lowered. Accordingly, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Institutional Shares of the Fund:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.49%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” in the Prospectus with respect to the Institutional Shares of the Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$50	$175	$316	$725

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	175
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	725
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL TOTAL RETURN BOND FUND

SUPPLEMENT DATED SEPTEMBER 29, 2014

TO THE STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES

PROSPECTUS, DATED FEBRUARY 1, 2014

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional and Class R Shares Prospectus (the “Prospectus”), dated February 1, 2014:

Effective immediately, the following replaces the text under the heading “Fee Table – Annual Fund Operating Expenses” in the Prospectus with respect to the Class R Shares of the Fund:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class R Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver or Expense Reimbursement[2]	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1,2]	0.99%

1	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.

2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

In addition, effective immediately, the following replaces the text under the heading “Example” with respect to the Class R Shares Fund:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$101	$333	$588	$1,317

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-228-1872
Class R Shares | STERLING CAPITAL TOTAL RETURN BOND FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R Shares
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1],[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	$ 1,317

[1]	The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of September 29, 2014, as if such reduction had been in effect during the fiscal year ending September 30, 2014. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.
[3]	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.27% for the period from September 29, 2014 through January 31, 2016. The contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.